INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Summary of the differences between the Company's effective tax rate and the statutory federal rate
The table below summarizes the differences between the Company’s effective tax rate and the statutory federal rate as follows for the year ended December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Tax benefit computed at “expected” statutory rate	$(4,452,130)	$(5,316,096)
State income taxes, net of benefit	—	—
Permanent differences:
Stock based compensation and consulting	199,654	629,133
Other	7,888	155,300
Change in Tax Rates	14,086,726	—
Increase (decrease) in valuation allowance	(9,842,138)	4,531,663
Net income tax benefit	$-	$-

Summary of the differences between the Company's effective tax rate and the statutory federal rate
The table below summarizes the differences between the Company’s effective tax rate and the statutory federal rate as follows for the year ended December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Computed “expected” tax expense (benefit)	(34.0)%	(34.0)%
State income taxes	0%	0%
Permanent differences	1.58%	5.02%
Change in Tax Rates	107.58%	—%
Change in valuation allowance	(75.16)%	28.98%
Effective tax rate	0.0%	0.0%

Summary of deferred tax asset
Deferred tax assets:

	December 31, 2017	December 31, 2016
Net operating loss carryover	$15,896,934	$21,486,659
Stock based compensation	2,782,257	4,422,167
Depreciable and depletable assets	(16,203)	(212,727)
Mining explorations	3,144,263	5,390,018
Capital loss carryforward	915,886	1,482,865
Other	32,346	28,639
Less: valuation allowance	(22,755,483)	(32,597,621)
Net deferred tax asset	$—	$—